Expense Example - Investor A, C, Institutional and Class R - BlackRock Advantage SMID Cap Fund, Inc.	Feb. 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 596
Expense Example, with Redemption, 3 Years	767
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,572
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	501
Expense Example, with Redemption, 5 Years	910
Expense Example, with Redemption, 10 Years	1,825
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	331
Expense Example, with Redemption, 10 Years	787
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	$ 1,434